UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];     Amendment Number:
This Amendment (check only one): [ ] is a restatement
                                 [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:                 Charlemagne Capital Limited
Address:              St. Mary's Court, 20 Hill Street, Douglas,
                      Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Managing Director
Phone:     +44 1624 640200

Signature, Place and Date of Signing:

/s/ Jane Bates               British Isles            August 8, 2011


Report Type (Check only one)

[x] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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                             Form 13F SUMMARY PAGE

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:     US$ 152,212
                                             thousands)

List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited

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

                                 Title               Cusip      Value    Shr/Prn  SH/  PUT/ Investment  Other
Name of Issuer                  of Class             Number    (x1000)    Amount  PRN  CALL Discretion Managers  Sole  Shared  Other
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD         20441W203       256     7,595  SH         DEFINED      1       7,595
AMERICA MOVIL SAB DE CV       SPON ADR L SHS       02364W105     6,139   113,975  SH         DEFINED      1     113,975
BANCO BRADESCO S A            SP ADR PFD NEW       059460303       833    40,636  SH         DEFINED      1      40,636
CREDICORP LTD                 COM                  G2519Y108       772     8,956  SH         DEFINED      1       8,956
CTC MEDIA INC                 COM                  12642X106       861    40,382  SH         DEFINED      1      40,382
CTC MEDIA INC                 COM                  12642X106     6,406   300,492  SH           SOLE      NONE   300,492
ENERSIS S A                   SPONSORED ADR        29274F104     1,391    60,280  SH         DEFINED      1      60,280
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS       344419106     3,047    45,816  SH         DEFINED      1      45,816
GAFISA S A                    SPONS ADR            362607301       306    32,359  SH         DEFINED      1      32,359
GERDAU S A                    SPONSORED ADR        373737105     3,259   309,600  SH         DEFINED      1     309,600
GRUPO TELEVISA SA DE CV       SP ADR REP ORD       40049J206     2,165    88,043  SH         DEFINED      1      88,043
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD     465562106    38,853 1,650,847  SH         DEFINED      1   1,650,847
MECHEL OAO                    SPON ADR PFD         583840509       672    78,157  SH         DEFINED      1      78,157
MECHEL OAO                    SPON ADR PFD         583840509     3,247   377,728  SH           SOLE      NONE   377,728
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG       71654V101     9,532   310,435  SH         DEFINED      1     310,435
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR        71654V408     2,807    82,920  SH         DEFINED      1      82,920
PETROCHINA CO LTD             SPONSORED ADR        71646E100       959     6,572  SH         DEFINED      1       6,572
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT       05967A107       741    63,300  SH         DEFINED      1      63,300
BANCO SANTANDER CHILE NEW     SP ADR REP COM       05965X109     1,461    15,582  SH         DEFINED      1      15,582
SK TELECOM LTD                SPONSORED ADR        78440P108    12,518   669,583  SH         DEFINED      1     669,583
VALE S A                      ADR REPSTG PFD       91912E204    55,987 1,934,265  SH         DEFINED      1   1,934,265
                                                               152,212